Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables

7. Trade and other receivables

	December 31,
	2022	2021
	$	$
Trade accounts receivable	403	877
Value added tax	275	248
Other receivables	54	189
	732	1,314

During the year ended December 31, 2022, the Company recorded a write-down within other receivables of $124 (2021 - $nil).